SUBSEQUENT EVENT (Details Narrative) - Subsequent Event [Member]	Jul. 02, 2025 USD ($) $ / shares shares
IPO [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares, additional | shares	1,250,000
Shares issued, price per share | $ / shares	$ 4.0
Net proceeds | $	$ 3,400,000
Over-Allotment Option [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Number of shares, additional | shares	187,500
Gross proceeds | $	$ 750,000